CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income		$ 7,622	$ 12,862	$ 24,568
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		29,460	28,587	28,591
Share-based compensation expense		2,858	3,632	1,684
Accrued severance pay, net		(14)	(246)	(543)
Changes in deferred tax, net		(895)	(1,509)	(3,064)
Capital loss (gain) from sale of property, plant and equipment		340	326	225
Decrese (increase) in trade receivables		6,070	(5,032)	(2,637)
Decrease (increase) in other accounts receivable and prepaid expenses		9,318	(6,346)	7,673
Decrease (increase) in inventories		313	35,303	(30,607)
Decerease in trade payables		(17,938)	(6,663)	(16,223)
Increase (decrease) in warranty provision		(371)	69	367
Legal settlements and loss contingencies, net		6,319	12,359	9,765
Changes in right of use assets		(26,738)	1,319
Changes in lease liabilities		30,710	2,602
Amortization of premium and accretion of discount on marketable securities, net		161
Changes in accrued interest related to marketable securities		(1)
Increase (decrease) in accrued expenses and other liabilities including related party		404	5,786	(5,107)
Net cash provided by operating activities		47,618	83,049	14,692
Cash flows from investing activities:
Net cash paid for acquisitions		(28,962)
Purchase of property, plant and equipment		(19,824)	(23,590)	(20,962)
Proceeds from sale of property, plant and equipment		13	66	28
Investment in marketable securities		(24,456)
Sales and maturity of marketable securities		5,271
Increase in long-term deposits		(347)	(63)	(219)
Net cash used in investing activities		(68,305)	(23,587)	(21,153)
Cash flows from financing activities:
Dividend paid		(4,821)	(5,160)	(20,268)
Dividend paid by subsidiary to non-controlling interest	[1]			(978)
Changes in short-term bank credit and loans, net		(18)	(7,771)	4,171
Call option exercised related to non-controlling interest				(20,119)
Repayment of a financing liability of land		(1,245)	(1,196)	(1,169)
Net cash used in financing activities		(6,084)	(14,127)	(38,363)
Effect of exchange rate differences on cash and cash equivalents		1,647	475	(321)
Increase (decrease) in cash and cash equivalents		(25,124)	45,810	(45,145)
Cash and cash equivalents at beginning of year		139,372	93,562	138,707
Cash and cash equivalents at end of year		114,248	139,372	93,562
Cash received (paid) during the year for:
Interest paid				(361)
Interest received		460	976	1,455
Tax paid		(3,676)	(10,155)	(13,906)
Non cash activity during the year for:
Changes in trade payables balances related to purchase of property, plant and equipment		$ (356)	$ (3,235)	$ 2,688

[1]	In 2018, dividend payment made by Company’s subsidiary Caesarstone Canada Inc. and reflects the amount paid to the non-controlling interest holders.